Equity accounted investments (Tables)	12 Months Ended
Jun. 30, 2021
Equity accounted investments.
Schedule of interest in equity accounted investments and total carrying values

	Country of		Interest	2021	2020
Name	incorporation	Nature of activities	%	Rm	Rm
Joint ventures
ORYX GTL Limited	Qatar	GTL plant	49	9 329	10 511
Sasol Dyno Nobel (Pty) Ltd	South Africa	Manufacturing and distribution of explosives	50	260	255
Sasol Chevron Holdings Limited¹	Bermuda	Marketing of Escravos GTL products	–	–	159
Associates
Enaex Africa (Pty) Ltd²	South Africa	Manufacturing and distribution of explosives	23	295	512
Other equity accounted investments			Various	258	375
Carrying value of investments				10 142	11 812
1	On 3 June 2021 Sasol sold its 50% shareholding in Sasol Chevron Holdings Limited.
2	On 1 May 2021 Sasol sold 26% of its shareholding in Enaex Africa (Pty) Ltd.

Summarised financial information for the group's share of equity accounted investments which are not material

	2021	2020
for the year ended 30 June	Rm	Rm
Operating profit/(loss)	128	(674)
Profit/(loss) before tax	140	(665)
Taxation	(45)	(20)
Profit/(loss) for the year**	95	(685)
*	The financial information provided represents the group’s share of the results of the equity accounted investments.
**	Included in the 2020 results is an operating loss pertaining to the Group's investment in Escravos GTL. The group disposed of this investment in June 2020.

Schedule of capital commitments relating to equity accounted investments

	2021	2020
Capital commitments relating to equity accounted investments	Rm	Rm

Capital commitments, excluding capitalised interest, include all projects for which specific board approval has been obtained up to the reporting date. Projects still under investigation for which specific board approvals have not yet been obtained are excluded from the following:

Authorised and contracted for	622	1 936
Authorised but not yet contracted for	713	1 089
Less: expenditure to the end of year	(348)	(1 748)
	987	1 277

Summarised financial information for the group's material equity accounted investments

	Joint venture
	ORYX GTL Limited
	2021	2020
for the year ended 30 June	Rm	Rm
Summarised statement of financial position
Non-current assets	13 149	17 236
Deferred tax asset	212	636
Current assets	7 989	7 217
Total assets	21 350	25 089
Other non-current liabilities	742	974
Other current liabilities	1 178	2 663
Tax payable	391	—
Total liabilities	2 311	3 637
Net assets	19 039	21 452
Summarised income statement
Turnover	8 538	7 279
Depreciation and amortisation	(1 759)	(1 424)
Other operating expenses	(4 513)	(4 707)
Operating profit before interest and tax	2 266	1 148
Finance income	6	31
Finance cost	(48)	(84)
Profit before tax	2 224	1 095
Taxation	(758)	(492)
Profit and total comprehensive income for the year	1 466	603
The group’s share of profits of equity accounted investment	719	338
49% share of profit before tax	1 090	536
Taxation	(371)	(198)

Reconciliation of summarised financial information
Net assets at the beginning of the year	21 452	16 893
Profit before tax for the year	2 224	1 095
Taxation	(758)	(483)
Foreign exchange differences	(3 879)	3 947
Net assets at the end of the year	19 039	21 452
Carrying value of equity accounted investment	9 329	10 511